AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2006.

SECURITIES ACT FILE NO. 333-137530

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.

WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019-6099	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, B, C and Y shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A—Proxy Statement/Prospectus and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The response to this item is incorporated by reference to Post-Effective Amendment No. 22.

Reference is hereby made to Paragraph 4 of the Distribution Agreement between the Registrant and CGMI ( the “CGMI Distribution Agreement”), paragraph 7 of the Amendment, to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement, between the Registrant and LMIS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17q-1 under the Investment Company Act, of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS

1(a) Articles of Amendment to the Articles of Incorporation dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No. 25 filed on February 25, 1994.

1(b) Form of Amendment to Articles of Incorporation, Form of Articles Supplementary, Form of Amendment and Articles of Correction dated October 14, 1994, are incorporated by reference to Post-Effective Amendment No. 27 filed on November 7, 1994.

1(c) Articles of Amendment dated June 1, 1998 to the Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 33 filed on April 28, 1999.

1(d) Articles Supplementary dated July 12, 2000 are incorporated by reference to Post-Effective Amendment No. 36 filed on August 16, 2000.

1(e) Articles of Amendment dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 40.

1(f) Amendment to Registrant’s Articles of Incorporation dated April 7, 2006 is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

2 Amendments to Registrant’s By-Laws are incorporated by reference to Post-Effective Amendment No. 39 as filed on June 25, 2003.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14.

5 Registrant’s form of stock certificate is incorporated by reference to Post-Effective Amendment No. 22 filed on October 23, 1992.

6(a) Management Agreement dated August 1, 2006 between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

6(b) Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset Management Company with respect to the Registrant is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

7(a) Amendment to Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

7(b) Amendment of Distribution Agreement between the Registrant and PFS Distributors Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

7(c) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

7(d) Form of Distribution Agreement between the Registrant and PFS is incorporated by reference to Post-Effective Amendment No. 36.

7(e) Form of Distribution Agreement between the Registrant and CGMI is incorporated by reference to Post-Effective Amendment No. 35.

8 Not applicable.

9 Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

10(a) Amended Shareholder Services and Distribution Plan dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

10(b) Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is filed herewith.

11(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is filed herewith.

12 Forms of Opinions of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

13 Not applicable.

14 Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

15 Not applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(a) Forms of Proxy Cards are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Managed Municipals Fund, Inc., dated June 28, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(c) Annual Report of Legg Mason Partners Managed Municipals Fund, Inc. for the year ended February 28, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(d) Prospectus of Legg Mason Partners National Municipals Fund, a series of Legg Mason Partners Municipal Funds, dated August 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(e) Prospectus of Legg Mason Partners Florida Municipals Fund, a series of Legg Mason Partners Municipal Funds, dated August 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(f) Prospectus of Legg Mason Partners Georgia Municipals Fund, a series of Legg Mason Partners Municipal Funds, dated August 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(g) Statement of Additional Information of Legg Mason Partners National Municipals Fund, Legg Mason Partners Florida Municipals Fund and Legg Mason Partners Georgia Municipals

Fund, each a series of Legg Mason Partners Municipal Funds, dated August 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(h) Annual Report of Legg Mason Partners National Municipals Fund, a series of Legg Mason Partners Municipal Funds, for the year ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(i) Annual Report of Legg Mason Partners Florida Municipals Fund, a series of Legg Mason Partners Municipal Funds, for the year ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(j) Annual Report of Legg Mason Partners Georgia Municipals Fund, a series of Legg Mason Partners Municipal Funds, for the year ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(k) Prospectus and Statement of Additional Information of Legg Mason Partners Arizona Municipals Fund, Inc. dated September 28, 2005 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(l) Annual Report of Legg Mason Partners Arizona Municipals Fund, Inc. for the year ended May 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(m) Prospectus and Statement of Additional Information of Salomon Brothers National Tax Free Bond Fund, a series of Salomon Funds Trust, dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(n) Annual Report of Salomon Brothers National Tax Free Bond Fund, a series of Salomon Funds Trust, for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(o) Semi-Annual Report of Salomon Brothers National Tax Free Bond Fund, a series of Salomon Funds Trust, for the six months ended June 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(p) Amended Code of Ethics, amended as of September 13, 2005—Citigroup Asset Management North America is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

17(q) Code of Ethics—CGMI is incorporated by reference to Post-Effective Amendment No. 39 dated June 25, 2003.

17(r) Code of Ethics—PFS is incorporated by reference to Post-Effective Amendment No. 39 dated June 25, 2003.

17(s) Code of Ethics of LMIS is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

17(t) License Agreement between the Registrant and Citigroup, Inc., is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

17(u) Transfer Agency Agreement dated January 1, 2006 between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

17(v) License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 44 filed on June 27, 2006.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 14th day of November, 2006.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	SIGNATURE	TITLE	DATE

	/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	November 14, 2006

	/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer, Chief Financial and Accounting Officer	November 14, 2006

	/s/ Dwight B. Crane* Dwight B. Crane	Director	November 14, 2006

	/s/ Burt N. Dorsett* Burt N. Dorsett	Director	November 14, 2006

	/s/ Elliot S. Jaffe* Elliot S. Jaffe	Director	November 14, 2006

	/s/ Stephen E. Kaufman* Stephen E. Kaufman	Director	November 14, 2006

	/s/ Cornelius C. Rose* Cornelius C. Rose	Director	November 14, 2006

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibits

11(a)	Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered.

11(b)	Opinion and consent of Venable LLP as to the legality of the securities being registered.